Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Operating Activities
Net income	$ 303.6	$ 467.4	$ 281.8
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	140.3	141.5	126.6
Amortization	38.7	39.5	52.1
Provision for doubtful accounts and sales returns	58.7	45.6	37.6
Stock-based compensation	34.5	34.3	30.2
Pension plan settlements and related charges	444.1	93.7
Deferred income taxes and other non-cash taxes	(216.9)	(32.7)	151.6
Other non-cash expense and loss (income and gain), net	28.3	60.4	53.5
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(42.2)	(62.5)	(141.2)
Inventories	(18.1)	(70.5)	(14.9)
Accounts payable	46.4	43.6	83.4
Taxes on income	5.4	(35.5)	29.6
Other assets	38.4	(11.6)	(20.9)
Other liabilities	(114.7)	(255.3)	(23.7)
Net cash provided by operating activities	746.5	457.9	645.7
Investing Activities
Purchases of property, plant and equipment	(219.4)	(226.7)	(190.5)
Purchases of software and other deferred charges	(37.8)	(29.9)	(35.6)
Proceeds from sales of property, plant and equipment	7.8	9.4	6.0
Proceeds from insurance and (purchases) sales of investments, net	4.9	18.5	(3.9)
Payments for investments in businesses and acquisitions, net of cash acquired	(6.5)	(3.8)	(319.3)
Net cash used in investing activities	(251.0)	(232.5)	(543.3)
Financing Activities
Net decrease in borrowings (maturities of three months or less)	(5.3)	(77.6)	(89.2)
Additional long-term borrowings		493.3	542.9
Repayments of long-term debt and finance leases	(18.6)	(6.4)	(253.8)
Dividends paid	(189.7)	(175.0)	(155.5)
Share repurchases	(237.7)	(392.9)	(129.7)
Net (tax withholding) proceeds related to stock-based compensation	(17.4)	(32.2)	1.4
Payments of contingent consideration	(1.6)	(17.3)
Net cash used in financing activities	(470.3)	(208.1)	(83.9)
Effect of foreign currency translation on cash balances	(3.5)	(9.7)	10.8
Increase in cash and cash equivalents	21.7	7.6	29.3
Cash and cash equivalents, beginning of year	232.0	224.4	195.1
Cash and cash equivalents, end of year	$ 253.7	$ 232.0	$ 224.4